Loss Per Class A and Class B Ordinary Share - Weighted average number of Class A and Class B ordinary shares (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss per Class A and Class B ordinary share
Issued Class A and Class B ordinary shares as of January 1	826,214	105,614	103,850
Effect of bonus element in issuance of Class A ordinary shares to Series D and Series D+ preferred shareholders		12,807	12,807
Effect of ordinary shares issued	54,484	34,990	894
Effect of Class A ordinary shares issued upon IPO and exercise of the over-allotment option		16,350
Effect of Class A ordinary shares issued upon Global Offering	13,540
Effect of Class A and Class B ordinary shares converted from preferred shares		100,188
Effect of ordinary shares deemed to be in issue	31,785	24,701
Weighted average number of Class A and Class B ordinary shares for the year	926,023	294,650	117,551